Accounts and transactions with related parties (Tables)	12 Months Ended
Dec. 31, 2024
Disclosure of transactions between related parties [abstract]
Summary of Accounts and Transactions with Related Parties

	2024	2023
Accounts receivable -
Banco General, S.A.	$2,838	$2,408
Panama Air Cargo Terminal	138	119
	$2,976	$2,527
Accounts payable -
Assa Compañía de Seguros, S.A.	686	496
Desarrollos Inmobiliarios del Este, S.A.	31	19
Panama Air Cargo Terminal	560	658
Galindo, Arias & López	330	24
Motta Internacional, S.A.	11	13
GBM International, Inc.	6	5
Global Brands, S.A.	—	13
	$1,624	$1,228

Summary of Related Party Transactions
Transactions with related parties for the year ended December 31 are as follows:

Related party	Transaction	Amount of transaction 2024	Amount of transaction 2023	Amount of transaction 2022
ASSA Compañía de Seguros, S.A.	Insurance	13,247	12,116	10,157
Desarrollo Inmobiliario del Este, S.A.	Property leasing	3,382	3,564	2,989
Profuturo Administradora de Fondos de Pensión y Cesantía	Payments	4,875	4,572	3,911
Panama Air Cargo Terminal	Handling	3,509	3,889	4,116
Motta International	Purchase	1,199	1,013	812
Galindo, Arias & López	Legal services	395	407	530
GBM International, Inc.	Technological support	73	51	50
Global Brands, S.A.	Purchase	2	83	60
Banco General, S.A.	Interest income,net	$(3,710)	$(2,368)	$(829)

Summary of Key Management Personnel Compensation
Key management personnel compensation is as follows:

	2024	2023	2022
Short-term employee benefits	$5,221	$4,975	$2,901
Post-employment pension	100	96	56
Share-based payments	2,748	1,548	318
	$8,069	$6,619	$3,275